Assets pledged, collateral received and assets transferred - Transferred financial assets and the associated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	£ 184,537	£ 192,345
Associated liabilities	(97,494)	(112,910)
Derivatives
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	64,826	72,732
Associated liabilities	(64,826)	(72,732)
Repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	48,504	58,398
Associated liabilities	(28,494)	(39,044)
Securities lending arrangements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	66,703	59,824
Associated liabilities	0	0
Other
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	4,504	1,391
Associated liabilities	£ (4,174)	£ (1,134)